Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 61,584	$ 8,330		$ 79,423	$ 8,330	$ 99,330
Cost of Revenue	10,427	3,150		14,796	3,150	29,139
Gross Profit	51,157	5,180		64,627	5,180	70,191
Operating Expenses
Consulting expenses	24,927			42,727
Travel expenses	3,342			18,902
Other general and administrative	122,090	16,748		134,437	41,648
General and administrative			7,562			136,144
Total Operating Expenses	150,359	16,748	7,562	196,066	41,648	136,144
Loss From Operations	(99,203)	(11,568)		(131,440)	(36,468)
Other Income (Expenses)
Change in the fair value of embedded conversion Option Liability	14,119			14,119
Impairment of intangible asset	(55,763)			(55,763)
Interest expense	(35,927)			(35,927)
Total Other Income (Expense)	(77,571)			(77,571)
Loss Before Income Tax	(176,774)	(11,568)	(7,562)	(209,011)	(36,468)	(65,953)
Provision For Income Tax
Net Loss	(176,774)	(11,568)	$ (7,562)	(209,011)	(36,468)	$ (65,953)
Other Comprehensive Income
Foreign currency translation gain (loss)	1,340			1,405
Comprehensive Loss	$ (175,434)	$ (11,568)		$ (207,606)	$ (36,468)
Basic and Diluted Net Loss Per Share	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding - Basic and Diluted	19,009,026	19,343,367	20,000,000	19,006,212	14,374,016	16,877,579